Write-Downs of Long-Lived Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 452	¥ 145	¥ 538	¥ 253
Real Estate
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	366	106	440	174
Corporate Financial Services and Maintenance Leasing
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	36		36
Environment and Energy
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	28		28	39
PE Investment and Concession
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 22	¥ 39	¥ 34	39
Asia and Australia
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets				¥ 1